Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Trading Symbol	CTSO
Entity Registrant Name	CYTOSORBENTS CORP
Entity Central Index Key	0001175151
Entity Filer Category	Smaller Reporting Company